Taxes - Schedule of Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxes Payable [Abstract]
Income tax payable	$ 155	$ 473
VAT payable	164	52
Other tax payable	461	445
Total	$ 780	$ 970